Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,958
Ending balance	$ 2,794		2,794
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,794	$ 3,248	2,794	$ 3,248
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,412	2,824	2,412	2,824
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	382	424	382	424
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	89	135	105	152
Net remeasurement of loss allowance	(1)	(32)	(19)	(34)
Loan originations	9	15	24	28
Derecognitions and maturities	(3)	(5)	(10)	(15)
Model changes	7	0	7	0
Total Provision for Credit Losses (PCL)	12	(22)	2	(21)
Write-offs	(1)	(3)	(5)	(9)
Recoveries of previous write-offs	3	4	6	8
Foreign exchange and other	(4)	(3)	(9)	(19)
Ending balance	99	111	99	111
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	504	643	576	707
Net remeasurement of loss allowance	43	14	36	49
Loan originations	24	23	60	66
Derecognitions and maturities	(13)	(21)	(46)	(58)
Model changes	(10)	0	(22)	0
Total Provision for Credit Losses (PCL)	44	16	28	57
Write-offs	(52)	(55)	(144)	(184)
Recoveries of previous write-offs	20	24	59	70
Foreign exchange and other	(5)	(2)	(8)	(24)
Ending balance	511	626	511	626
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	301	390	359	431
Net remeasurement of loss allowance	55	47	74	117
Loan originations	13	11	38	28
Derecognitions and maturities	(7)	(10)	(21)	(28)
Model changes	18	0	12	0
Total Provision for Credit Losses (PCL)	79	48	103	117
Write-offs	(63)	(70)	(177)	(212)
Recoveries of previous write-offs	18	26	58	73
Foreign exchange and other	(4)	(7)	(12)	(22)
Ending balance	331	387	331	387
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,900	2,305	1,918	2,524
Net remeasurement of loss allowance	52	(87)	(119)	60
Loan originations	91	87	383	232
Derecognitions and maturities	(144)	(108)	(308)	(267)
Model changes	(8)	0	(13)	(24)
Total Provision for Credit Losses (PCL)	(9)	(108)	(57)	1
Write-offs	(40)	(101)	(96)	(285)
Recoveries of previous write-offs	8	13	26	40
Foreign exchange and other	(6)	15	62	(156)
Ending balance	1,853	2,124	1,853	2,124
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,056	1,031	1,056	1,031
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	835	822	835	822
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	221	209	221	209
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	37	60	46	51
Transfer to Stage 1	9	14	29	48
Transfer to Stage 2	(1)	(1)	(3)	(3)
Net remeasurement of loss allowance	(13)	(35)	(51)	(68)
Loan originations	9	15	24	28
Derecognitions and maturities	(1)	(2)	(4)	(5)
Model changes	2	0	2	0
Total Provision for Credit Losses (PCL)	5	(9)	(3)	0
Foreign exchange and other	0	0	(1)	0
Ending balance	42	51	42	51
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	106	141	128	148
Transfer to Stage 1	54	58	183	175
Transfer to Stage 2	(8)	(5)	(30)	(21)
Transfer to Stage 3	(2)	(3)	(4)	(6)
Net remeasurement of loss allowance	(59)	(64)	(199)	(197)
Loan originations	24	23	60	66
Derecognitions and maturities	(4)	(8)	(16)	(21)
Model changes	2		(9)
Total Provision for Credit Losses (PCL)	7	1	(15)	(4)
Foreign exchange and other	1		1	(2)
Ending balance	114	142	114	142
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	98	106	114	110
Transfer to Stage 1	29	42	114	141
Transfer to Stage 2	(8)	(6)	(25)	(21)
Transfer to Stage 3			(1)	(1)
Net remeasurement of loss allowance	(18)	(39)	(125)	(139)
Loan originations	13	11	38	28
Derecognitions and maturities	(1)	(3)	(4)	(6)
Model changes	(8)		(6)
Total Provision for Credit Losses (PCL)	7	5	(9)	2
Foreign exchange and other	1	(1)	1	(2)
Ending balance	106	110	106	110
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	736	689	662	658
Transfer to Stage 1	59	114	226	385
Transfer to Stage 2	(40)	(23)	(96)	(86)
Transfer to Stage 3	(1)		(1)	(2)
Net remeasurement of loss allowance	39	(112)	(266)	(327)
Loan originations	91	87	383	232
Derecognitions and maturities	(111)	(36)	(184)	(102)
Model changes	18		19	(5)
Total Provision for Credit Losses (PCL)	55	30	81	95
Foreign exchange and other	3	9	51	(25)
Ending balance	794	728	794	728
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,242	1,655	1,242	1,655
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,095	1,464	1,095	1,464
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	147	191	147	191
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	36	53	40	75
Transfer to Stage 1	(8)	(13)	(27)	(39)
Transfer to Stage 2	2	3	8	20
Transfer to Stage 3	(1)	(2)	(5)	(11)
Net remeasurement of loss allowance	11		27	5
Derecognitions and maturities	(2)	(3)	(6)	(10)
Model changes	5		5
Total Provision for Credit Losses (PCL)	7	(15)	2	(35)
Foreign exchange and other	(1)			(2)
Ending balance	42	38	42	38
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	306	401	357	454
Transfer to Stage 1	(52)	(56)	(176)	(168)
Transfer to Stage 2	16	16	51	50
Transfer to Stage 3	(18)	(24)	(61)	(76)
Net remeasurement of loss allowance	73	60	173	169
Derecognitions and maturities	(9)	(13)	(30)	(37)
Model changes	(12)		(13)
Total Provision for Credit Losses (PCL)	(2)	(17)	(56)	(62)
Foreign exchange and other	(1)	2	2	(6)
Ending balance	303	386	303	386
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	203	284	245	321
Transfer to Stage 1	(29)	(42)	(114)	(141)
Transfer to Stage 2	8	6	25	21
Transfer to Stage 3	(27)	(47)	(83)	(134)
Net remeasurement of loss allowance	51	84	151	234
Derecognitions and maturities	(6)	(7)	(17)	(22)
Model changes	26		18
Total Provision for Credit Losses (PCL)	23	(6)	(20)	(42)
Foreign exchange and other	(1)	(1)		(2)
Ending balance	225	277	225	277
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	752	1,075	855	1,258
Transfer to Stage 1	(51)	(113)	(188)	(380)
Transfer to Stage 2	45	63	147	138
Transfer to Stage 3	(8)	(17)	(40)	(83)
Net remeasurement of loss allowance	(7)	13	23	268
Derecognitions and maturities	(33)	(72)	(124)	(165)
Model changes	(26)		(32)	(19)
Total Provision for Credit Losses (PCL)	(80)	(126)	(214)	(241)
Foreign exchange and other		5	31	(63)
Ending balance	672	954	672	954
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	496	562	496	562
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	482	538	482	538
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	14	24	14	24
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	16	22	19	26
Transfer to Stage 1	(1)	(1)	(2)	(9)
Transfer to Stage 2	(1)	(2)	(5)	(17)
Transfer to Stage 3	1	2	5	11
Net remeasurement of loss allowance	1	3	5	29
Total Provision for Credit Losses (PCL)		2	3	14
Write-offs	(1)	(3)	(5)	(9)
Recoveries of previous write-offs	3	4	6	8
Foreign exchange and other	(3)	(3)	(8)	(17)
Ending balance	15	22	15	22
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	92	101	91	105
Transfer to Stage 1	(2)	(2)	(7)	(7)
Transfer to Stage 2	(8)	(11)	(21)	(29)
Transfer to Stage 3	20	27	65	82
Net remeasurement of loss allowance	29	18	62	77
Total Provision for Credit Losses (PCL)	39	32	99	123
Write-offs	(52)	(55)	(144)	(184)
Recoveries of previous write-offs	20	24	59	70
Foreign exchange and other	(5)	(4)	(11)	(16)
Ending balance	94	98	94	98
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	27	47	84	135
Net remeasurement of loss allowance	22	2	48	22
Total Provision for Credit Losses (PCL)	49	49	132	157
Write-offs	(63)	(70)	(177)	(212)
Recoveries of previous write-offs	18	26	58	73
Foreign exchange and other	(4)	(5)	(13)	(18)
Ending balance	0	0	0	0
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	412	541	401	608
Transfer to Stage 1	(8)	(1)	(38)	(5)
Transfer to Stage 2	(5)	(40)	(51)	(52)
Transfer to Stage 3	9	17	41	85
Net remeasurement of loss allowance	20	12	124	119
Total Provision for Credit Losses (PCL)	16	(12)	76	147
Write-offs	(40)	(101)	(96)	(285)
Recoveries of previous write-offs	8	13	26	40
Foreign exchange and other	(9)	1	(20)	(68)
Ending balance	$ 387	$ 442	$ 387	$ 442